Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Summary Of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts						$ 0
Equipment estimated useful lives					3 years
Impairment charges					$ 0	0
Grant income recognized					$ 64,600	118,100
Measurement of tax benefit, minimum likelihood of the largest amount being realized upon ultimate resolution					50.00%
Stock-based compensation expense	$ 146,951	$ 150,881	$ 740,304	$ 642,961	$ 814,666	279,508
Advertising expense					136,300	31,000
Adoption of ASC 606 [Member]
Summary Of Significant Accounting Policies [Line Items]
Cumulative adjustment to equity	123,000		123,000
Grant Income [Member]
Summary Of Significant Accounting Policies [Line Items]
Grant income recognized		10,100		19,100
O&P Providers or Third Party Payors [Member]
Summary Of Significant Accounting Policies [Line Items]
Revenue recognized	164,000		164,000
Grant Income [Member]
Summary Of Significant Accounting Policies [Line Items]
Reimbursable costs					31,600	11,600
Selling, General and Administrative [Member]
Summary Of Significant Accounting Policies [Line Items]
Demonstration units, expenses					256,700	26,900
Stock-based compensation expense	117,851	126,640	645,754	565,433	711,209	267,126
Research and Development [Member]
Summary Of Significant Accounting Policies [Line Items]
Test units, expenses					17,700	29,200
Stock-based compensation expense	$ 29,100	$ 24,241	$ 94,550	$ 77,528	$ 103,457	$ 12,382